Retirement benefit obligations - Financial assumptions used to estimate defined benefit obligations (Details)	Jul. 31, 2021	Jul. 31, 2020
UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.70%	1.50%
Inflation rate	3.10%	2.90%
Increase to deferred benefits during deferment	2.40%	2.10%
Increases to pensions in payment	3.00%	2.60%
Salary increases	2.40%	2.10%
Non-UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.90%	2.40%
Inflation rate	2.00%	2.00%
Increases to pensions in payment	2.00%	2.00%
Salary increases		2.50%